UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-22046

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

	Shares	Value ($)

Common Stocks 83.1%
Real Estate Investment Trusts (“REITs”) 82.0%
Australia 14.5%
Abacus Property Group	905,726	1,545,245
Aspen Group	879,145	2,177,461
Australand Property Group	780,071	1,601,723
Australian Education Trust (Unit)	987,498	1,585,745
Babcock & Brown Japan Property Trust (Unit)	721,661	1,095,439
CFS Retail Property Trust (Unit)	1,142,431	2,418,052
Goodman Group	604,201	3,692,587
GPT Group	471,293	2,140,870
ING Industrial Fund (Unit)	1,312,072	3,284,708
ING Real Estate Community Living Group (Unit)	2,052,857	2,426,349

ING Real Estate Entertainment Fund (Unit)	1,030,751	1,148,633
Macquarie Leisure Trust Group	916,785	2,761,337
MFS Diversified Group	2,383,166	1,821,556
Stockland	301,898	2,405,308
Valad Property Group	735,389	1,301,783
Westfield Group	34,787	668,256

(Cost $29,359,369)		32,075,052
Belgium 1.3%
Befimmo S.C.A.	9,000	935,592
Cofinimmo	5,000	884,043
Warehouses De Pauw SCA	15,000	1,026,964

(Cost $2,884,550)		2,846,599
Canada 5.6%
Calloway Real Estate Investment Trust	90,400	2,253,070
Canadian Real Estate Investment Trust	108,300	3,261,032
H&R Real Estate Investment Trust (Unit)	168,000	4,019,906
Morguard Real Estate Investment Trust (Unit)	77,500	1,068,240
Primaris Retail Real Estate Investment Trust	100,400	1,869,409

(Cost $11,842,152)		12,471,657
China 0.9%
Guangzhou R&F Properties Co., Ltd. "H" (Cost $1,292,423)	410,000	1,918,293
Finland 0.9%
Sponda Oyj (Cost $2,150,955)	150,000	2,083,602
France 4.7%
Fonciere des Murs	30,000	1,015,740
Fonciere des Regions	14,000	2,049,996
Mercialys	37,000	1,431,124
Societe de la Tour Eiffel	20,000	3,515,408
Unibail-Rodamco	9,375	2,410,285

(Cost $9,770,790)		10,422,553
Germany 0.7%
IVG Immobilien AG (Cost $1,543,569)	40,000	1,490,026
Greece 0.4%
Eurobank Properties Real Estate Investment Co. (Cost $1,003,734)	45,000	878,566
Hong Kong 6.6%
Champion Real Estate Investment Trust	6,500,000	3,700,229
Kerry Properties Ltd.	240,000	1,826,277
The Link REIT	4,200,000	9,183,022

(Cost $14,763,304)		14,709,528
Japan 8.1%
AEON Mall Co., Ltd.	40,300	1,230,196
Japan Real Estate Investment Corp.	320	3,840,334
Japan Retail Fund Investment Corp.	358	3,113,321
Mitsubishi Estate Co., Ltd.	77,000	2,192,903
Nippon Building Fund, Inc.	230	3,341,277
Nippon Commercial Investment Corp.	509	2,199,374
Nomura Real Estate Office Fund, Inc.	200	2,079,658

(Cost $17,921,326)		17,997,063
Luxembourg 0.9%
Gagfah SA (Cost $2,254,560)	100,000	1,968,694
Malaysia 0.8%
SP Setia Bhd. (Cost $1,821,718)	700,000	1,802,276

Netherlands 2.5%
Corio NV	25,000	2,133,532
Eurocommercial Properties NV (CVA)	42,500	2,363,512
Wereldhave NV	7,750	932,670

(Cost $5,191,185)		5,429,714
Singapore 15.4%
Ascendas India Trust*	847,000	843,864
Ascendas Real Estate Investment Trust	3,600,000	6,599,640
Ascott Residence Trust	950,000	1,213,005
CapitaCommercial Trust	1,000,000	1,905,020
Capitaland Ltd.	479,000	2,620,152
CapitaMall Trust	3,400,000	8,895,554
CDL Hospitality Trusts	762,000	1,176,488
Mapletree Logistics Trust	4,500,000	3,779,970
Suntec Real Estate Investment Trust	5,450,000	7,130,970

(Cost $34,964,876)		34,164,663
Sweden 1.2%
Castellum AB	75,000	933,174
Fabege AB	100,000	1,189,664
Klovern AB	127,500	500,119

(Cost $2,565,942)		2,622,957
United Kingdom 7.7%
Big Yellow Group PLC	93,750	957,548
Dawnay, Day Treveria PLC	1,500,000	2,139,087
Derwent London PLC	37,500	1,284,383
Equest Balkan Properties PLC	412,500	734,145
Great Portland Estates PLC	112,500	1,374,200
Hammerson PLC	33,750	808,569
Invista Foundation Property Trust Ltd.	412,500	946,943
Land Securities Group PLC	67,500	2,320,854
Mapeley Ltd.	75,903	3,268,167
Northern European Properties Ltd.	1,500,000	1,754,633
Segro PLC	72,692	742,260
Workspace Group PLC	123,750	801,238

(Cost $19,560,970)		17,132,027
United States 10.9%
Ashford Hospitality Trust	93,300	937,665
BioMed Realty Trust, Inc.	68,800	1,658,080
BRE Properties, Inc.	9,100	508,963
DCT Industrial Trust, Inc.	84,100	880,527
Developers Diversified Realty Corp.	23,500	1,312,945
Extra Space Storage, Inc.	59,800	920,322
Home Properties, Inc.	27,600	1,440,168
Host Hotels & Resorts, Inc.	65,750	1,475,430
Inland Real Estate Corp.	83,400	1,291,866
Liberty Property Trust	32,900	1,322,909
Mack-Cali Realty Corp.	47,050	1,933,755
OMEGA Healthcare Investors, Inc.	56,800	882,104
Parkway Properties, Inc.	38,800	1,712,632
Pennsylvania Real Estate Investment Trust	30,600	1,191,564
Senior Housing Properties Trust	54,750	1,207,785
Simon Property Group, Inc.	24,450	2,445,000
UDR, Inc.	98,900	2,405,248

Ventas, Inc.	17,500	724,500

(Cost $24,678,298)		24,251,463

Total Common Stocks (Cost $183,569,721)		184,264,733
Closed-End Investment Companies 3.6%
Netherlands 2.0%
Nieuwe Steen Investments NV	100,000	2,784,111
Vastned Offices/Industrial NV	26,250	828,907
VastNed Retail NV	11,250	905,567

(Cost $4,768,713)		4,518,585
United Kingdom 0.4%
ING UK Real Estate Income Trust Ltd. (Cost $1,042,150)	468,750	973,222
United States 1.2%
Eurocastle Investment Ltd. (Cost $3,213,677)	75,000	2,592,034

Total Closed-End Investment Companies (Cost $9,024,540)		8,083,841
Preferred Stocks 6.8%
Real Estate Investment Trusts (“REITs”) 6.8%
Apartment Investment & Management Co., 8.0%, Series V	7,200	177,624
Ashford Hospitality Trust, 8.45%, Series D	43,350	1,013,306
BioMed Realty Trust, Inc., 7.375%, Series A	153,200	3,561,900
Corporate Office Properties Trust, 7.625%, Series J	46,400	1,122,880
Digital Realty Trust, Inc., 7.875%, Series B	18,800	456,840
Kilroy Realty Corp., 7.50%, Series F	18,600	443,796
LaSalle Hotel Properties, 7.25%, Series G	39,300	872,853
PS Business Parks, Inc., 6.70%, Series P	26,600	575,890
Public Storage, 6.625%, Series M	50,300	1,114,145
Public Storage, 7.25%, Series K	46,900	1,144,360
Regency Centers Corp., 7.25%, Series D	31,000	755,470
SL Green Realty Corp., 7.625%, Series C	31,100	760,395
Tanger Factory Outlet Centers, Inc., 7.50%, Series C	69,700	1,681,861
Taubman Centers, Inc., 7.625%, Series H	12,300	299,997
Taubman Centers, Inc., 8.0%, Series G	18,400	460,000
Vornado Realty Trust, 6.625%, Series I	17,400	386,280
Vornado Realty Trust, 6.75%, Series H	17,100	384,066

Total Preferred Stocks (Cost $16,113,119)		15,211,663

				Principal Amount ($)	Value ($)

Government & Agency Obligations 2.6%
US Treasury Obligations
US Treasury Bills:
3.76% **, 10/18/2007 (a)				46,000	45,918
4.869% **, 10/18/2007 (a)				5,700,000	5,691,262

Total Government & Agency Obligations (Cost $5,732,972)					5,737,180
				Shares	Value ($)

Cash Equivalents 1.0%
Cash Management QP Trust, 5.14% (b) (Cost $2,133,529)				2,133,529	2,133,529
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $216,573,881)				97.1	215,430,946
Other Assets and Liabilities, Net				2.9	6,439,667

Net Assets				100.0	221,870,613

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
**					Annualized yield at time of purchase; not a coupon rate.
(a)					At September 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust
At September 30, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)
2 Year US Treasury Note	12/31/2007	245	50,600,901	50,726,485	125,584
10 Year Japanese Government Bond	12/11/2007	15	17,675,464	17,621,556	(53,908)
10 Year US Treasury Note	12/19/2007	487	53,094,668	53,219,969	125,301
CAC 40 Index	10/19/2007	8	655,049	653,313	(1,736)
DJ Euro Stoxx 50 Index	12/21/2007	100	6,293,087	6,289,864	(3,223)
Hang Seng Index	10/30/2007	87	14,862,963	15,210,185	347,222
S&P/MIB 30 Index	12/21/2007	10	2,879,966	2,854,965	(25,001)
S&P 500 Index	12/20/2007	1	372,492	384,525	12,033
SPI 200 Index	12/20/2007	41	5,726,572	6,008,380	281,808
Total net unrealized appreciation					808,080

At September 30, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)
10 Year Canada Government Bond	12/18/2007	4	451,476	452,139	(663)
10 Year Federal Republic of Germany	12/6/2007	345	55,819,333	55,433,225	386,108
10 Year Australian Treasury Bond	12/17/2007	195	17,494,935	17,092,557	402,378
DAX Index	12/21/2007	5	1,395,628	1,417,840	(22,212)
EOE Dutch Stock Index	10/19/2007	3	465,974	464,147	1,827
FTSE 100 Index	12/21/2007	51	6,818,270	6,802,831	15,439
IBEX 35 Index	10/19/2007	22	4,540,055	4,580,621	(40,566)
Russell E Mini 2000 Index	12/21/2007	31	2,419,316	2,520,920	(101,604)
S&P/Canada 60 Index	12/20/2007	15	2,433,894	2,483,788	(49,894)
TOPIX Index	12/13/2007	56	7,394,886	7,917,468	(522,582)
United Kingdom Treasury Bond	12/27/2007	2	436,611	437,598	(987)
Total net unrealized appreciation					67,244

As of September 30, 2007, the portfolio entered into the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
JPY	1,878,143,000	USD	16,467,716	10/31/2007	54,937
USD	3,071,873	AUD	3,679,000	12/18/2007	181,708
USD	11,768,331	CAD	12,220,000	12/18/2007	528,846
USD	34,605,338	EUR	24,882,000	12/18/2007	927,842
USD	16,327,373	GBP	8,059,000	12/18/2007	131,989
JPY	3,971,045,000	USD	35,173,118	12/18/2007	268,969
USD	8,709,175	NOK	49,172,000	12/18/2007	405,488
USD	1,385,472	NZD	1,968,000	12/18/2007	94,615
USD	35,842,797	SGD	53,859,000	12/18/2007	625,100
Total unrealized appreciation					3,219,494

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ( $)
AUD	36,354,000	USD	31,257,169	10/31/2007	(957,929)
CAD	13,327,000	USD	13,320,340	10/31/2007	(82,925)
EUR	25,732,000	USD	36,265,394	10/31/2007	(456,478)
GBP	7,150,000	USD	14,342,900	10/31/2007	(276,334)
HKD	126,337,000	USD	16,232,013	10/31/2007	(16,283)
JPY	164,647,000	USD	1,429,972	10/31/2007	(8,850)
MYR	5,826,000	USD	1,694,343	10/31/2007	(17,600)
SEK	17,508,000	USD	2,677,883	10/31/2007	(41,768)
SGD	49,352,000	USD	32,861,899	10/31/2007	(435,675)
SEK	82,465,000	USD	12,358,936	12/18/2007	(467,380)
CHF	33,937,000	USD	28,841,806	12/18/2007	(473,364)
DKK	43,572,000	USD	8,134,720	12/18/2007	(213,731)
HKD	52,462,000	USD	6,749,260	12/18/2007	(1,850)
Total unrealized depreciation					(3,450,167)

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	USD	United States Dollar

At September 30, 2007 the DWS RREEF World Real Estate & Tactical Strategies Fund, Inc. had the following real estate sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Diversified	96,837,892	48.5%
Shopping Centers	32,419,952	16.3%
Office	26,602,662	13.3%
Industrial	10,535,014	5.3%
Apartments	8,749,422	4.4%
Hotels	6,660,892	3.3%
Health Care	6,376,289	3.2%
Regional Malls	4,396,561	2.2%
Storage	4,136,375	2.1%
Leisure Equipment & Products	2,761,337	1.4%
Total Common and Preferred Stocks	199,476,396	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007